Financial Expenses, Net	12 Months Ended
Dec. 31, 2025
Interest and Debt Expense [Abstract]
Financial Expenses, Net	FINANCIAL EXPENSES, NET

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Expenses:
Interest on short-term bank credit and loans	$(22,476)	$(59,211)	$(58,253)
Factoring expenses	(27,925)	(42,654)	(17,474)
Interest on Commercial Securities Series A and B	(13,100)	(21,009)	(3,382)
Guarantees expenses	(20,510)	(17,613)	(22,339)
Interest on Series B, C and D Notes, net	(7,362)	(8,864)	(9,537)
Interest on long-term bank debt	(711)	(928)	(8,677)
Gain (loss) from revaluation of lease liabilities and exchange rate differences, net	(18,473)	594	(11,962)
Gain (loss) from derivative financial instruments, net	(10,388)	4,954	(3,906)
Other	(25,500)	(13,035)	(8,374)
	(146,445)	(157,766)	(143,904)
Income:
Interest on cash, cash equivalents and bank deposits	6,301	5,121	2,359
Other	1,526	1,520	3,718
	$(138,618)	$(151,125)	$(137,827)